Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Other than two office leases both with a lease term of 3 years that commenced in February 2022 (the “2022 Office Lease”) and in April 2023 (the “2023 Office Lease”) as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of June 30, 2024 and 2023.

Operating lease

The 2022 Office Lease has a remaining lease term of the operating lease of 0.6 years and discount rate used for the operating lease is 4.9%.

The 2023 Office Lease has a remaining lease term of the operating lease of 1.8 years and discount rate used for the operating lease is 10.34%.

During the three months ended June 30, 2024 and 2023, the operating lease expense recognized was $32,113 and $25,642, respectively.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its business, financial position, cash flows or results of operations taken as a whole. As of June 30, 2024, the Company is not a party to any material legal or administrative proceedings.

6. Commitments and Contingencies

Operating lease

The 2022 Office Lease has a remaining lease term of the operating lease of 0.9 years and discount rate used for the operating lease is 4.9%.

The 2023 Office Lease has a remaining lease term of the operating lease of 2.1 years and discount rate used for the operating lease is 10.34%.

During the years ended March 31, 2024 and 2023, the operating lease expense recognized was $121,980 and $42,172 respectively.

	2022 Office Lease	2023 Office Lease	Total
2025	35,143	88,745	123,888
2026	—	88,745	88,745
2027	—	6,441	6,441
Total future minimum lease payments	$35,143	$183,931	$219,074
Less: imputed interest	(777)	(19,012)	(19,789)
Total operating lease liability	$34,366	$164,919	$199,285
Less: operating lease liability – current	34,366	75,190	109,556
Total operating lease liability – non current	$—	$89,729	$89,729

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our business, financial position, cash flows or results of operations taken as a whole. As of March 31, 2024, the Company is not a party to any material legal or administrative proceedings.